NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Feb. 07, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Note payable, total	$ 5,050,000	$ 28,458	$ 50,000	$ 40,000
Small Business Administration loan	150,000	28,458		0
Note issued as part of the consideration to acquire TopPop	$ 4,900,000	$ 0		$ 40,000